OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER LIABILITIES
OTHER LIABILITIES

21. OTHER LIABILITIES

	Note	2018	2017

Defined benefit plans	29	$153.9	$136.9
Deferred revenues		14.6	17.4
Stock-based compensation[1]	23	12.2	8.3
Other		32.6	32.4
		$213.3	$195.0

[1]The current $18.9 million portion of stock-based compensation is included in accounts payable and accrued charges ($19.8 million in 2017) (note 18).